Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member] - CAD ($)
$ in Millions
	Jul. 31, 2025	Apr. 30, 2025	Oct. 31, 2024
Disclosure of financial assets [line items]
Cost	$ 122,070	$ 125,131	$ 119,148
Gross unrealized gains	1,011	1,572	870
Gross unrealized losses	1,346	1,220	1,792
Fair value	121,735	125,483	118,226
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	22,681	21,899	21,473
Gross unrealized gains	203	349	219
Gross unrealized losses	164	98	152
Fair value	22,720	22,150	21,540
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	20,311	21,742	17,500
Gross unrealized gains	222	387	234
Gross unrealized losses	158	115	209
Fair value	20,375	22,014	17,525
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	49,940	49,757	47,156
Gross unrealized gains	297	487	214
Gross unrealized losses	762	723	994
Fair value	49,475	49,521	46,376
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	25,715	28,300	29,505
Gross unrealized gains	262	314	181
Gross unrealized losses	236	259	400
Fair value	25,741	28,355	29,286
Other debt [member]
Disclosure of financial assets [line items]
Cost	3,423	3,433	3,514
Gross unrealized gains	27	35	22
Gross unrealized losses	26	25	37
Fair value	$ 3,424	$ 3,443	$ 3,499